Schedule of Investments (unaudited) December 31, 2020	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
Axon Enterprise Inc.(a)(b)	218,091	$26,722,690
BWX Technologies Inc.	221,109	13,328,450
HEICO Corp.	128,848	17,059,475
HEICO Corp., Class A	218,772	25,609,450
Huntington Ingalls Industries Inc.	13,389	2,282,557
Lockheed Martin Corp.	864,772	306,976,765
Mercury Systems Inc.(a)	155,543	13,697,117
Northrop Grumman Corp.	500,513	152,516,321
TransDigm Group Inc.(a)	40,500	25,063,425
Virgin Galactic Holdings Inc.(a)(b)	213,971	5,077,532

		588,333,782

Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	79,613	7,473,272
Expeditors International of Washington Inc.	362,912	34,516,560
United Parcel Service Inc., Class B	1,655,334	278,758,246
XPO Logistics Inc.(a)(b)	16,099	1,919,001

		322,667,079

Auto Components — 0.0%
BorgWarner Inc.	122,940	4,750,402

Automobiles — 2.9%
Tesla Inc.(a)(b)	2,646,232	1,867,366,535

Beverages — 1.8%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	30,461	30,287,068
Brown-Forman Corp., Class A	127,661	9,379,254
Brown-Forman Corp., Class B, NVS	530,430	42,132,055
Coca-Cola Co. (The)	7,935,259	435,169,603
Monster Beverage Corp.(a)	1,284,172	118,760,226
PepsiCo Inc.	3,566,306	528,883,180

		1,164,611,386

Biotechnology — 3.2%
AbbVie Inc.	5,796,447	621,089,296
ACADIA Pharmaceuticals Inc.(a)(b)	385,303	20,598,298
Acceleron Pharma Inc.(a)(b)	165,482	21,171,767
Agios Pharmaceuticals Inc.(a)(b)	36	1,560
Alexion Pharmaceuticals Inc.(a)	114,802	17,936,664
Alnylam Pharmaceuticals Inc.(a)(b)	399,717	51,951,219
Amgen Inc.	2,039,319	468,880,224
Biogen Inc.(a)	163,358	39,999,840
BioMarin Pharmaceutical Inc.(a)(b)	566,344	49,662,705
Bluebird Bio Inc.(a)(b)	97,557	4,221,291
Exact Sciences Corp.(a)(b)	447,010	59,224,355
Exelixis Inc.(a)	417,509	8,379,406
Global Blood Therapeutics Inc.(a)(b)	219,764	9,517,979
Incyte Corp.(a)	630,156	54,810,969
Ionis Pharmaceuticals Inc.(a)(b)	224,918	12,716,864
Iovance Biotherapeutics Inc.(a)(b)	475,220	22,050,208
Moderna Inc.(a)(b)	1,001,995	104,678,418
Neurocrine Biosciences Inc.(a)(b)	315,558	30,246,234
Regeneron Pharmaceuticals Inc.(a)(b)	337,301	162,953,486
Sage Therapeutics Inc.(a)(b)	21,729	1,879,776
Sarepta Therapeutics Inc.(a)(b)	264,095	45,025,557
Seagen Inc.(a)	443,774	77,722,578
Vertex Pharmaceuticals Inc.(a)(b)	906,127	214,154,055

		2,098,872,749

Building Products — 0.2%
Allegion PLC	214,290	24,939,070

Security	Shares	Value

Building Products (continued)
Armstrong World Industries Inc.	69,632	$5,179,925
AZEK Co. Inc. (The)(a)(b)	45,144	1,735,787
Carrier Global Corp.	1,074,897	40,545,115
Trex Co. Inc.(a)(b)	404,610	33,873,949

		106,273,846

Capital Markets — 1.2%
Apollo Global Management Inc.	296,192	14,507,484
Ares Management Corp., Class A	343,250	16,149,912
Carlyle Group Inc. (The)	58,779	1,848,012
Cboe Global Markets Inc.	81,285	7,569,259
FactSet Research Systems Inc.	128,210	42,629,825
Intercontinental Exchange Inc.	683,727	78,826,886
LPL Financial Holdings Inc.	21,989	2,291,694
MarketAxess Holdings Inc.	127,972	73,015,704
Moody’s Corp.	566,273	164,355,076
Morningstar Inc.	63,529	14,711,411
MSCI Inc.	283,296	126,500,163
S&P Global Inc.	495,507	162,888,016
T Rowe Price Group Inc.	200,878	30,410,920
Tradeweb Markets Inc., Class A	244,991	15,299,688
Virtu Financial Inc., Class A	189,789	4,776,989

		755,781,039

Chemicals — 0.5%
Air Products & Chemicals Inc.	96,413	26,341,960
Ecolab Inc.	170,805	36,955,370
FMC Corp.	94,703	10,884,216
NewMarket Corp.	18,595	7,406,202
RPM International Inc.	366,691	33,288,209
Scotts Miracle-Gro Co. (The)	132,800	26,445,792
Sherwin-Williams Co. (The)	287,534	211,311,612
WR Grace & Co.	70,914	3,887,505

		356,520,866

Commercial Services & Supplies — 0.4%
Cintas Corp.	272,046	96,157,379
Copart Inc.(a)	721,749	91,842,560
IAA Inc.(a)	111,793	7,264,309
MSA Safety Inc.	32,443	4,846,660
Rollins Inc.	692,135	27,041,714
Waste Management Inc.	190,792	22,500,101

		249,652,723

Communications Equipment — 0.1%
Arista Networks Inc.(a)(b)	166,530	48,388,622
CommScope Holding Co. Inc.(a)(b)	66	884
Lumentum Holdings Inc.(a)(b)	34,789	3,297,997
Motorola Solutions Inc.	60,738	10,329,104
Ubiquiti Inc.(b)	22,295	6,209,381

		68,225,988

Construction & Engineering — 0.0%
Quanta Services Inc.	96,669	6,962,101

Consumer Finance — 0.0%
Credit Acceptance Corp.(a)(b)	4,122	1,426,789
LendingTree Inc.(a)(b)	37,847	10,362,130
SLM Corp.	354,361	4,390,533

		16,179,452

Containers & Packaging — 0.2%
Amcor PLC	846,598	9,964,458
Avery Dennison Corp.	120,018	18,615,992
Ball Corp.	1,043,320	97,216,558

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Berry Global Group Inc.(a)	150,058	$8,431,759
Crown Holdings Inc.(a)	53,142	5,324,828
Graphic Packaging Holding Co.	175,917	2,980,034

		142,533,629

Distributors — 0.1%
Pool Corp.	133,892	49,874,770

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)(b)	147,880	25,581,761
Chegg Inc.(a)(b)	416,480	37,620,639
frontdoor Inc.(a)(b)	51,297	2,575,622
H&R Block Inc.	474,526	7,525,982

		73,304,004

Electric Utilities — 0.0%
NRG Energy Inc.	295,405	11,092,458

Electrical Equipment — 0.2%
Array Technologies Inc.(a)(b)	15,585	672,337
Generac Holdings Inc.(a)	192,183	43,704,336
Rockwell Automation Inc.	194,647	48,819,414
Vertiv Holdings Co.	767,769	14,334,247

		107,530,334

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	606,376	79,295,789
CDW Corp./DE	491,772	64,810,632
Cognex Corp.	587,813	47,192,567
Coherent Inc.(a)(b)	69,746	10,463,295
Dolby Laboratories Inc., Class A	32,578	3,164,301
IPG Photonics Corp.(a)(b)	10,836	2,424,988
Jabil Inc.	112,590	4,788,453
Keysight Technologies Inc.(a)	220,063	29,068,122
Zebra Technologies Corp., Class A(a)	166,361	63,937,523

		305,145,670

Entertainment — 2.1%
Activision Blizzard Inc.	1,048,520	97,355,082
Electronic Arts Inc.	138,950	19,953,220
Live Nation Entertainment Inc.(a)(b)	487,668	35,833,845
Netflix Inc.(a)	1,488,461	804,855,517
Roku Inc.(a)(b)	381,175	126,557,724
Spotify Technology SA(a)(b)	455,796	143,420,769
Take-Two Interactive Software Inc.(a)	369,412	76,760,119
World Wrestling Entertainment Inc., Class A	160,632	7,718,368
Zynga Inc., Class A(a)(b)	2,554,874	25,216,606

		1,337,671,250

Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.	1,541,855	346,084,773
Americold Realty Trust	87,135	3,252,749
Brookfield Property REIT Inc., Class A(b)	88,389	1,320,532
CoreSite Realty Corp.	97,156	12,171,704
Crown Castle International Corp.	1,353,232	215,421,002
Equinix Inc.	310,992	222,104,267
Equity LifeStyle Properties Inc.	249,370	15,800,083
Extra Space Storage Inc.	315,434	36,546,183
Iron Mountain Inc.	586,360	17,285,893
Public Storage	341,755	78,921,482
SBA Communications Corp.	52,195	14,725,775
Simon Property Group Inc.	895,742	76,388,878

		1,040,023,321

Security	Shares	Value

Food & Staples Retailing — 0.9%
Albertsons Companies Inc., Class A(a)(b)	60,103	$1,056,611
Costco Wholesale Corp.	1,363,978	513,919,631
Grocery Outlet Holding Corp.(a)(b)	128,152	5,029,966
Sprouts Farmers Market Inc.(a)	347,671	6,988,187
Sysco Corp.	1,206,470	89,592,462

		616,586,857

Food Products — 0.3%
Beyond Meat Inc.(a)(b)	148,390	18,548,750
Campbell Soup Co.	343,867	16,625,970
Hershey Co. (The)	397,880	60,609,060
Kellogg Co.	298,054	18,547,900
Lamb Weston Holdings Inc.	112,362	8,847,384
McCormick & Co. Inc./MD, NVS	489,943	46,838,551
Pilgrim’s Pride Corp.(a)	87,954	1,724,778

		171,742,393

Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	2,318,642	253,868,113
ABIOMED Inc.(a)(b)	152,628	49,481,998
Align Technology Inc.(a)	271,739	145,211,887
Baxter International Inc.	739,806	59,362,033
Cooper Companies Inc. (The)(b)	19,723	7,165,760
DexCom Inc.(a)(b)	319,944	118,289,696
Edwards Lifesciences Corp.(a)	2,151,237	196,257,351
Haemonetics Corp.(a)	162,631	19,312,431
Hill-Rom Holdings Inc.	33,880	3,319,224
Hologic Inc.(a)	617,863	44,998,962
ICU Medical Inc.(a)	17,564	3,767,302
IDEXX Laboratories Inc.(a)	292,826	146,374,933
Insulet Corp.(a)	231,513	59,181,668
Intuitive Surgical Inc.(a)(b)	404,463	330,891,180
Masimo Corp.(a)(b)	168,752	45,289,662
Novocure Ltd.(a)(b)	353,194	61,116,690
Penumbra Inc.(a)(b)	115,385	20,192,375
Quidel Corp.(a)(b)	130,050	23,363,482
ResMed Inc.	501,773	106,656,869
STERIS PLC	14,548	2,757,428
Stryker Corp.	395,066	96,806,973
Tandem Diabetes Care Inc.(a)(b)	194,951	18,652,912
Teleflex Inc.	100,692	41,441,806
Varian Medical Systems Inc.(a)	40,055	7,010,026
West Pharmaceutical Services Inc.	254,524	72,109,194

		1,932,879,955

Health Care Providers & Services — 2.5%
Amedisys Inc.(a)	112,801	33,087,917
AmerisourceBergen Corp.	244,764	23,928,129
Anthem Inc.	224,516	72,089,842
Cardinal Health Inc.	1,012,119	54,209,094
Centene Corp.(a)	583,319	35,016,640
Chemed Corp.	53,050	28,254,961
Cigna Corp.	335,775	69,901,639
DaVita Inc.(a)(b)	43,211	5,072,971
Encompass Health Corp.	150,809	12,470,396
Guardant Health Inc.(a)(b)	287,012	36,990,107
HCA Healthcare Inc.	482,690	79,383,197
Humana Inc.	175,694	72,081,977
Laboratory Corp. of America Holdings(a)	17,854	3,634,182
McKesson Corp.	420,588	73,148,665
Molina Healthcare Inc.(a)	137,732	29,292,842
Oak Street Health Inc.(a)(b)	43,155	2,639,360

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
UnitedHealth Group Inc.	2,748,946	$964,000,383

		1,595,202,302

Health Care Technology — 0.5%
American Well Corp., Class A(a)	117,542	2,977,339
Cerner Corp.	1,057,135	82,963,955
Change Healthcare Inc.(a)	623,118	11,621,151
Teladoc Health Inc.(a)(b)	352,258	70,437,509
Veeva Systems Inc., Class A(a)(b)	473,268	128,847,213

		296,847,167

Hotels, Restaurants & Leisure — 0.9%
Chipotle Mexican Grill Inc.(a)	97,124	134,682,822
Domino’s Pizza Inc.	136,083	52,182,387
Las Vegas Sands Corp.	486,591	29,000,824
McDonald’s Corp.	372,693	79,972,464
Planet Fitness Inc., Class A(a)	167,678	13,016,843
Starbucks Corp.	2,355,602	252,002,302
Vail Resorts Inc.	13,428	3,745,875
Wendy’s Co. (The)	627,514	13,755,107
Wynn Resorts Ltd.	84,555	9,540,341
Yum China Holdings Inc.	87,236	4,980,303
Yum! Brands Inc.	84,970	9,224,343

		602,103,611

Household Durables — 0.0%
NVR Inc.(a)	1,280	5,222,221
Tempur Sealy International Inc.(a)	489,892	13,227,084

		18,449,305

Household Products — 1.0%
Church & Dwight Co. Inc.	874,105	76,248,179
Clorox Co. (The)	315,590	63,723,933
Energizer Holdings Inc.	172,588	7,279,762
Procter & Gamble Co. (The)	3,813,219	530,571,292
Reynolds Consumer Products Inc.	62,087	1,865,093

		679,688,259

Industrial Conglomerates — 0.4%
3M Co.	1,295,238	226,394,650
Roper Technologies Inc.	49,346	21,272,567

		247,667,217

Insurance — 0.7%
Alleghany Corp.	5,489	3,313,655
Aon PLC, Class A	793,637	167,671,689
Axis Capital Holdings Ltd.	31,422	1,583,355
Brown & Brown Inc.	40,691	1,929,160
Erie Indemnity Co., Class A, NVS	49,791	12,228,670
GoHealth Inc., Class A(a)(b)	46,296	632,403
Lincoln National Corp.	96,026	4,831,068
Marsh & McLennan Companies Inc.	1,374,276	160,790,292
Primerica Inc.	88,680	11,876,912
Progressive Corp. (The)	587,730	58,114,742
RenaissanceRe Holdings Ltd.	56,361	9,345,781

		432,317,727

Interactive Media & Services — 8.3%
Alphabet Inc., Class A(a)	815,228	1,428,801,202
Alphabet Inc., Class C, NVS(a)	789,668	1,383,403,576
Facebook Inc., Class A(a)	8,403,219	2,295,423,302
IAC/InterActiveCorp.(a)	258,522	48,951,141
Match Group Inc.(a)(b)	783,537	118,462,959
Pinterest Inc., Class A(a)	1,158,292	76,331,443
Zillow Group Inc., Class A(a)	26,912	3,658,417

Security	Shares	Value

Interactive Media & Services (continued)
Zillow Group Inc., Class C, NVS(a)(b)	53,440	$6,936,512

		5,361,968,552

Internet & Direct Marketing Retail — 8.4%
Amazon.com Inc.(a)	1,483,792	4,832,606,679
Booking Holdings Inc.(a)	142,765	317,976,202
eBay Inc.	2,101,731	105,611,983
Etsy Inc.(a)	409,673	72,884,923
Expedia Group Inc.	58,016	7,681,318
Grubhub Inc.(a)	39,695	2,948,148
Wayfair Inc., Class A(a)(b)	226,308	51,102,609

		5,390,811,862

IT Services — 8.7%
Accenture PLC, Class A	2,231,157	582,800,520
Akamai Technologies Inc.(a)(b)	455,196	47,791,028
Automatic Data Processing Inc.	1,290,550	227,394,910
BigCommerce Holdings Inc., Series 1(a)(b)	29,151	1,870,037
Black Knight Inc.(a)(b)	534,630	47,234,561
Booz Allen Hamilton Holding Corp.	478,391	41,706,127
Broadridge Financial Solutions Inc.	396,198	60,697,534
CACI International Inc., Class A(a)	16,458	4,103,473
Cognizant Technology Solutions Corp., Class A	130,518	10,695,950
EPAM Systems Inc.(a)	185,619	66,516,569
Fastly Inc., Class A(a)(b)	280,451	24,503,004
Fiserv Inc.(a)	594,199	67,655,498
FleetCor Technologies Inc.(a)	286,394	78,136,875
Gartner Inc.(a)	298,734	47,854,199
Genpact Ltd.	255,282	10,558,464
Globant SA(a)(b)	136,974	29,806,912
GoDaddy Inc., Class A(a)	589,812	48,924,905
Jack Henry & Associates Inc.	205,282	33,253,631
Leidos Holdings Inc.	51,545	5,418,410
Mastercard Inc., Class A	3,087,616	1,102,093,655
MongoDB Inc.(a)(b)	178,523	64,096,898
Okta Inc.(a)	400,221	101,760,192
Paychex Inc.	880,899	82,082,169
PayPal Holdings Inc.(a)	4,110,256	962,621,955
Science Applications International Corp.	26,598	2,517,235
Square Inc., Class A(a)(b)	1,291,703	281,126,241
StoneCo Ltd., Class A(a)	706,848	59,318,684
Switch Inc., Class A(b)	268,993	4,403,415
Twilio Inc., Class A(a)(b)	407,612	137,976,662
VeriSign Inc.(a)	209,187	45,268,067
Visa Inc., Class A(b)	5,909,091	1,292,495,474
Western Union Co. (The)	286,245	6,280,215
WEX Inc.(a)	16,252	3,307,770

		5,582,271,239

Leisure Products — 0.1%
Mattel Inc.(a)	712,975	12,441,414
Peloton Interactive Inc., Class A(a)(b)	217,107	32,939,474
Polaris Inc.	27,496	2,619,819

		48,000,707

Life Sciences Tools & Services — 1.5%
10X Genomics Inc., Class A(a)	203,791	28,856,805
Adaptive Biotechnologies Corp.(a)(b)	273,876	16,194,288
Agilent Technologies Inc.	90,957	10,777,495
Avantor Inc.(a)(b)	1,709,238	48,115,050
Berkeley Lights Inc.(a)(b)	30,941	2,766,435
Bio-Techne Corp.	122,860	39,014,193
Bruker Corp.(b)	153,451	8,306,303

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Charles River Laboratories International Inc.(a)	148,966	$37,220,645
Illumina Inc.(a)	513,806	190,108,220
IQVIA Holdings Inc.(a)	248,718	44,562,804
Mettler-Toledo International Inc.(a)	77,473	88,294,429
PerkinElmer Inc.(b)	73,012	10,477,222
PPD Inc.(a)	485,478	16,613,057
PRA Health Sciences Inc.(a)	192,605	24,160,371
Repligen Corp.(a)	179,324	34,363,858
Syneos Health Inc.(a)(b)	35,724	2,433,876
Thermo Fisher Scientific Inc.	811,652	378,051,268
Waters Corp.(a)	18,466	4,568,858

		984,885,177

Machinery — 0.3%
Allison Transmission Holdings Inc.	255,360	11,013,677
Donaldson Co. Inc.	56,758	3,171,637
Graco Inc.	288,930	20,904,086
Illinois Tool Works Inc.	485,813	99,047,554
Lincoln Electric Holdings Inc.	85,022	9,883,808
Nordson Corp.	161,077	32,368,423
Toro Co. (The)	333,161	31,596,989

		207,986,174

Media — 0.6%
Altice USA Inc., Class A(a)(b)	1,028,545	38,950,999
Cable One Inc.(b)	18,903	42,110,591
Charter Communications Inc., Class A(a)(b)	457,807	302,862,221
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	34,201	1,477,141
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	71,061	3,091,864
Nexstar Media Group Inc., Class A	95,354	10,411,704
Sirius XM Holdings Inc.(b)	2,384,773	15,191,004

		414,095,524

Metals & Mining — 0.0%
Royal Gold Inc.	164,151	17,459,100

Multiline Retail — 0.4%
Dollar General Corp.	877,999	184,643,190
Dollar Tree Inc.(a)(b)	396,610	42,849,744
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	169,639	13,871,381

		241,364,315

Oil, Gas & Consumable Fuels — 0.1%
Cheniere Energy Inc.(a)(b)	798,943	47,960,548
Equitrans Midstream Corp.	204,986	1,648,088

		49,608,636

Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	690,830	183,892,038
Herbalife Nutrition Ltd.(a)(b)	53,255	2,558,903

		186,450,941

Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	2,868,016	177,903,032
Eli Lilly & Co.	2,948,590	497,839,936
Horizon Therapeutics PLC(a)	623,735	45,626,215
Johnson & Johnson	1,235,332	194,416,550
Merck & Co. Inc.	7,728,680	632,206,024
Reata Pharmaceuticals Inc., Class A(a)(b)	74,122	9,162,962
Royalty Pharma PLC, Class A	167,676	8,392,184
Zoetis Inc.	1,502,339	248,637,104

		1,814,184,007

Security	Shares	Value

Professional Services — 0.7%
CoreLogic Inc.	21,572	$1,667,947
CoStar Group Inc.(a)	135,626	125,356,399
Dun & Bradstreet Holdings Inc.(a)(b)	170,725	4,251,053
Equifax Inc.	313,543	60,463,632
IHS Markit Ltd.	758,789	68,162,016
TransUnion	599,473	59,479,711
Verisk Analytics Inc.	554,054	115,016,070

		434,396,828

Road & Rail — 0.8%
JB Hunt Transport Services Inc.	83,627	11,427,630
Landstar System Inc.	109,301	14,718,473
Old Dominion Freight Line Inc.	291,105	56,817,874
Uber Technologies Inc.(a)	3,700,707	188,736,057
Union Pacific Corp.	1,209,361	251,813,147

		523,513,181

Semiconductors & Semiconductor Equipment — 6.4%
Advanced Micro Devices Inc.(a)(b)	3,898,203	357,504,197
Allegro MicroSystems Inc.(a)(b)	49,498	1,319,617
Analog Devices Inc.	156,106	23,061,539
Applied Materials Inc.	3,201,031	276,248,975
Broadcom Inc.	1,310,592	573,842,707
Enphase Energy Inc.(a)(b)	365,913	64,206,754
Entegris Inc.	432,187	41,533,171
Inphi Corp.(a)	163,286	26,202,504
KLA Corp.	540,437	139,924,544
Lam Research Corp.	506,272	239,097,078
Maxim Integrated Products Inc.	308,392	27,338,951
Microchip Technology Inc.	656,101	90,614,109
MKS Instruments Inc.	143,801	21,634,861
Monolithic Power Systems Inc.	150,405	55,082,823
NVIDIA Corp.	2,066,053	1,078,892,877
QUALCOMM Inc.	3,939,454	600,136,422
SolarEdge Technologies Inc.(a)	168,926	53,907,665
Teradyne Inc.	573,770	68,789,285
Texas Instruments Inc.	1,597,009	262,117,087
Universal Display Corp.	147,608	33,920,318
Xilinx Inc.	854,831	121,189,391

		4,156,564,875

Software — 17.7%
2U Inc.(a)(b)	94,700	3,788,947
Adobe Inc.(a)	1,683,693	842,048,543
Alteryx Inc., Class A(a)(b)	189,459	23,074,212
Anaplan Inc.(a)	465,173	33,422,680
ANSYS Inc.(a)	297,721	108,310,900
Aspen Technology Inc.(a)	223,898	29,162,714
Atlassian Corp. PLC, Class A(a)	459,510	107,465,604
Autodesk Inc.(a)	509,103	155,449,510
Avalara Inc.(a)(b)	285,158	47,019,703
Bill.Com Holdings Inc.(a)	256,824	35,056,476
Cadence Design Systems Inc.(a)	959,068	130,845,647
CDK Global Inc.	54,506	2,825,046
Ceridian HCM Holding Inc.(a)	285,061	30,376,100
Citrix Systems Inc.	117,319	15,263,202
Cloudflare Inc., Class A(a)	373,939	28,415,625
Coupa Software Inc.(a)(b)	240,705	81,577,332
Crowdstrike Holdings Inc., Class A(a)	387,724	82,127,698
Datadog Inc., Class A(a)	527,484	51,925,525
Datto Holding Corp.(a)	48,658	1,313,766
DocuSign Inc.(a)(b)	621,041	138,057,414

4

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Dropbox Inc., Class A(a)(b)	858,718	$19,054,952
Duck Creek Technologies Inc.(a)	79,940	3,461,402
Dynatrace Inc.(a)	650,454	28,145,145
Elastic NV(a)	230,993	33,755,007
Everbridge Inc.(a)(b)	125,059	18,642,545
Fair Isaac Corp.(a)	96,925	49,532,552
FireEye Inc.(a)(b)	216,980	5,003,559
Five9 Inc.(a)(b)	212,340	37,032,096
Fortinet Inc.(a)(b)	460,674	68,423,909
Guidewire Software Inc.(a)(b)	60,768	7,822,665
HubSpot Inc.(a)	143,184	56,763,865
Intuit Inc.	880,638	334,510,344
Jamf Holding Corp.(a)	72,411	2,166,537
JFrog Ltd.(a)	41,977	2,637,415
Manhattan Associates Inc.(a)(b)	196,378	20,655,038
McAfee Corp., Class A	77,323	1,290,521
Medallia Inc.(a)(b)	288,963	9,599,351
Microsoft Corp.	26,204,465	5,828,397,105
nCino Inc.(a)(b)	50,380	3,648,016
New Relic Inc.(a)(b)	176,500	11,543,100
NortonLifeLock Inc.	1,945,143	40,420,072
Nutanix Inc., Class A(a)(b)	680,989	21,703,119
Oracle Corp.	5,805,849	375,580,372
Pagerduty Inc.(a)(b)	253,330	10,563,861
Palo Alto Networks Inc.(a)	325,926	115,830,841
Paycom Software Inc.(a)	171,029	77,347,865
Paylocity Holding Corp.(a)	134,617	27,718,986
Pegasystems Inc.	127,492	16,989,584
Pluralsight Inc., Class A(a)(b)	323,088	6,771,924
Proofpoint Inc.(a)(b)	198,162	27,031,278
PTC Inc.(a)(b)	359,725	43,026,707
RealPage Inc.(a)(b)	268,844	23,453,951
RingCentral Inc., Class A(a)(b)	275,512	104,410,783
salesforce.com Inc.(a)	2,844,884	633,072,037
ServiceNow Inc.(a)	680,571	374,606,696
Slack Technologies Inc., Class A(a)	1,320,478	55,776,991
Smartsheet Inc., Class A(a)	395,298	27,390,198
Splunk Inc.(a)	552,060	93,789,473
SS&C Technologies Holdings Inc.	164,270	11,950,643
Synopsys Inc.(a)	491,164	127,329,355
Teradata Corp.(a)(b)	310,380	6,974,239
Trade Desk Inc. (The), Class A(a)(b)	145,023	116,163,423
Tyler Technologies Inc.(a)(b)	137,510	60,025,865
Unity Software Inc.(a)(b)	84,961	13,038,965
VMware Inc., Class A(a)(b)	282,717	39,653,886
Workday Inc., Class A(a)	616,284	147,667,809
Zendesk Inc.(a)(b)	406,102	58,121,318
Zoom Video Communications Inc., Class A(a)	583,211	196,728,735
Zscaler Inc.(a)(b)	253,461	50,618,696

		11,393,369,440

Specialty Retail — 2.7%
AutoZone Inc.(a)(b)	47,783	56,643,880
Best Buy Co. Inc.	144,728	14,442,407
Burlington Stores Inc.(a)(b)	201,191	52,621,506
CarMax Inc.(a)	43,595	4,117,984
Carvana Co.(a)(b)	195,867	46,917,981
Five Below Inc.(a)	190,959	33,414,006
Floor & Decor Holdings Inc., Class A(a)(b)	332,660	30,887,481

Security	Shares	Value

Specialty Retail (continued)
Home Depot Inc. (The)	1,880,212	$499,421,911
Leslie’s Inc.(a)	69,227	1,921,049
Lowe’s Companies Inc.	2,645,911	424,695,175
O’Reilly Automotive Inc.(a)	250,084	113,180,516
Ross Stores Inc.	989,525	121,523,565
TJX Companies Inc. (The)	3,388,961	231,432,147
Tractor Supply Co.	400,048	56,238,748
Ulta Beauty Inc.(a)	172,888	49,646,518
Vroom Inc.(a)(b)	83,998	3,441,398
Williams-Sonoma Inc.	49,131	5,003,501

		1,745,549,773

Technology Hardware, Storage & Peripherals — 11.7%
Apple Inc.	56,472,634	7,493,353,805
Dell Technologies Inc., Class C(a)	59,406	4,353,866
NetApp Inc.	419,812	27,808,347
Pure Storage Inc., Class A(a)(b)	484,113	10,945,795

		7,536,461,813

Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica Inc.(a)	395,573	137,671,271
Nike Inc., Class B	4,290,451	606,970,103
VF Corp.	66,248	5,658,242

		750,299,616

Thrifts & Mortgage Finance — 0.0%
Rocket Companies Inc., Class A(a)(b)	164,673	3,329,688

Tobacco — 0.2%
Altria Group Inc.	2,825,722	115,854,602

Trading Companies & Distributors — 0.2%
Fastenal Co.	1,612,955	78,760,592
WW Grainger Inc.	112,908	46,104,853

		124,865,445

Total Common Stocks — 99.8% (Cost: $35,679,115,350)		64,350,149,672

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	1,001,842,689	1,002,443,794
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	72,200,000	72,200,000

		1,074,643,794

Total Short-Term Investments — 1.7% (Cost: $1,073,833,434)		1,074,643,794

Total Investments in Securities — 101.5% (Cost: $36,752,948,784)		65,424,793,466

Other Assets, Less Liabilities — (1.5)%		(984,383,282)

Net Assets — 100.0%		$64,440,410,184

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

5

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 1000 Growth ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,699,006,431	$—	$(697,767,969	)(a)	$235,703	$969,629	$1,002,443,794	1,001,842,689	$4,560,821	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	80,304,000	—	(8,104,000	)(a)	—	—	72,200,000	72,200,000	103,180		—

					$235,703	$969,629	$1,074,643,794		$4,664,001		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	417	03/19/21	$78,162	$1,602,932

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$64,350,149,672	$—	$—	$64,350,149,672
Money Market Funds	1,074,643,794	—	—	1,074,643,794

	$65,424,793,466	$—	$—	$65,424,793,466

Derivative financial instruments(a)
Assets
Futures Contracts	$1,602,932	$—	$—	$1,602,932

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

6